Revenues	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
REVENUES
NOTE 19:	REVENUES

Revenues related to Social Proxy, which was classified as a discontinued operation effective January 1, 2025 (see Note 6). Accordingly, no revenues are presented for the year ended December 31, 2025 in continuing operations. In the year ended December 31, 2024, all revenues were provided by Social Proxy, whose revenues were derived from a single stream — software as a service (“SAAS”) — and have been re-presented as part of discontinued operations (see Note 6).